UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Multi-Market Income Fund (JMM)
March 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 136.9% (98.4% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES – 0.8% (0.6% of Total Investments)
	Banks – 0.8%
19,000	Bank of America Corporation	7.250%		BB	$ 231,400
200	Bank of America Corporation	4.000%		BB	396,910
	Total Convertible Preferred Securities (cost $473,148)				628,310
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9% (0.7% of Total Investments)
	Banks – 0.3%
8,000	First Naigara Finance Group	8.625%		BB-	$ 220,320
	Capital Markets – 0.4%
12,000	Goldman Sachs Group, Inc.	5.500%		BB	302,160
	Metals & Mining – 0.1%
7,500	ArcelorMittal, Convertible Preferred	6.000%		BB-	112,650
	Real Estate Investment Trust – 0.1%
5,000	LaSalle Hotel Properties	7.500%		N/R	128,550
	Total $25 Par (or similar) Retail Preferred (cost $791,708)				763,680

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 32.3% (23.1% of Total Investments)
	Aerospace & Defense – 0.2%
$ 200	Bombardier Inc., 144A	4.750%	4/15/19	B+	$ 196,000
	Airlines – 0.3%
200	Air Canada, 144A	6.750%	10/01/19	BB+	213,500
	Auto Components – 0.3%
200	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	206,500
	Automobiles – 0.2%
100	Ford Motor Company	7.450%	7/16/31	BBB-	138,059
	Banks – 1.4%
500	Bank of America Corporation	5.000%	5/13/21	A	564,390
500	Citigroup Inc.	4.500%	1/14/22	A	552,050
1,000	Total Banks				1,116,440
	Beverages – 0.3%
250	Cott Beverages USA Inc., 144A	6.750%	1/01/20	B-	258,750
	Building Products – 0.2%
150	Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B-	159,000
	Capital Markets – 0.7%
500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	583,679
	Chemicals – 0.9%
100	Hexion US Finance	6.625%	4/15/20	B3	91,500
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BB+	391,875
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB-	209,000
675	Total Chemicals				692,375
	Commercial Services & Supplies – 0.9%
175	ADT Corporation	6.250%	10/15/21	BBB-	186,375
275	Clean Harbors Inc.	5.250%	8/01/20	BB+	281,188
250	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	267,500
700	Total Commercial Services & Supplies				735,063
	Construction Materials – 0.5%
385	Norbord Inc., 144A	5.375%	12/01/20	Ba2	376,338
	Consumer Finance – 0.3%
250	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	251,250
	Diversified Consumer Services – 0.2%
200	Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	166,000
	Diversified Financial Services – 0.9%
100	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B-	103,625
200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB-	206,000
200	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	186,000
250	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	256,250
750	Total Diversified Financial Services				751,875
	Diversified Telecommunication Services – 2.3%
150	CenturyLink Inc., 144A	5.625%	4/01/25	BB+	150,562
250	CenturyLink Inc.	6.750%	12/01/23	BB+	275,312
200	CenturyLink Inc.	7.650%	3/15/42	BB+	204,500
410	IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	395,650
400	Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	411,000
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	389,948
1,800	Total Diversified Telecommunication Services				1,826,972
	Electric Utilities – 1.0%
225	FirstEnergy Corporation	4.250%	3/15/23	Baa3	235,508
400	Intergen NV, 144A	7.000%	6/30/23	B+	387,000
200	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB-	197,000
825	Total Electric Utilities				819,508
	Energy Equipment & Services – 0.5%
250	Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	217,500
200	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	160,000
450	Total Energy Equipment & Services				377,500
	Food Products – 0.3%
200	JBS Investments GmbH, 144A	7.250%	4/03/24	BB	204,000
	Gas Utilities – 1.0%
250	Ferrellgas LP	6.750%	1/15/22	B+	254,350
250	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	255,625
250	Suburban Propane Partners LP	5.500%	6/01/24	BB-	256,250
750	Total Gas Utilities				766,225
	Health Care Equipment & Supplies – 0.4%
350	Tenet Healthcare Corporation	6.875%	11/15/31	B3	323,750
	Health Care Providers & Services – 1.3%
500	Community Health Systems, Inc.	6.875%	2/01/22	B+	534,375
275	Kindred Healthcare Inc.	6.375%	4/15/22	B2	277,406
250	Select Medical Corporation	6.375%	6/01/21	B-	247,344
1,025	Total Health Care Providers & Services				1,059,125
	Hotels, Restaurants & Leisure – 0.5%
200	Aramark Corporation	5.750%	3/15/20	BB-	209,000
200	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	189,500
400	Total Hotels, Restaurants & Leisure				398,500
	Household Durables – 0.9%
250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB-	261,250
250	KB Home	7.000%	12/15/21	B+	254,375
200	William Lyon Homes Incorporated	8.500%	11/15/20	B-	216,500
700	Total Household Durables				732,125
	Indenpendent Power & Renewable Electricity Producers – 0.6%
200	AES Corporation	5.500%	3/15/24	BB	199,500
300	GenOn Energy Inc.	9.500%	10/15/18	B	306,000
500	Total Indenpendent Power & Renewable Electricity Producers				505,500
	Insurance – 0.2%
190	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	159,838
	IT Services – 0.4%
350	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	351,750
	Machinery – 0.3%
250	Commercial Vehicle Group	7.875%	4/15/19	B	259,375
	Media – 1.5%
200	Altice S.A, 144A	7.750%	5/15/22	B	203,375
300	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	310,946
200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B-	208,000
200	Quebecor Media Inc.	5.750%	1/15/23	B+	206,000
300	WMG Acquisition Group, 144A	6.000%	1/15/21	B+	306,000
1,200	Total Media				1,234,321
	Metals & Mining – 2.8%
325	Alcoa Inc.	5.400%	4/15/21	BBB-	353,827
200	Anglogold Holdings PLC	5.125%	8/01/22	Baa3	188,503
200	Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	170,500
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	291,750
500	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	462,814
250	Hudbay Minerals, Inc.	9.500%	10/01/20	B-	260,000
200	Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	207,500
300	Vale Overseas Limited	4.375%	1/11/22	BBB+	288,381
2,275	Total Metals & Mining				2,223,275
	Oil, Gas & Consumable Fuels – 4.3%
150	Antero Resources Finance Corporation, 144A	5.125%	12/01/22	BB	144,000
250	Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B	256,875
100	California Resources Corporation, 144A	6.000%	11/15/24	BB	87,750
200	Calumet Specialty Products	7.625%	1/15/22	B+	202,000
200	Chesapeake Energy Corporation	6.875%	11/15/20	BB+	209,000
240	Concho Resources Inc.	5.500%	10/01/22	BB+	241,800
125	Gastar Exploration Inc.	8.625%	5/15/18	B-	116,250
285	Gibson Energy, 144A	6.750%	7/15/21	BB	290,700
200	Niska Gas Storage Canada ULC Finance Corporation, 144	6.500%	4/01/19	CCC+	148,500
250	PBF Holding Company LLC	8.250%	2/15/20	BB+	264,062
175	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	172,375
250	Sanchez Energy Corporation	7.750%	6/15/21	B-	242,500
100	Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	103,500
500	Transocean Inc.	3.800%	10/15/22	BBB-	364,844
150	Vanguard Natural Resources Finance	7.875%	4/01/20	B	137,250
450	Western Refining Inc.	6.250%	4/01/21	B+	447,750
3,625	Total Oil, Gas & Consumable Fuels				3,429,156
	Paper & Forest Products – 1.5%
250	Domtar Corporation	4.400%	4/01/22	BBB-	258,411
200	Mercer International Inc.	7.750%	12/01/22	B+	212,000
200	Millar Western Forest Products Ltd	8.500%	4/01/21	B-	203,000
375	Resolute Forest Products	5.875%	5/15/23	BB-	360,375
200	Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	209,750
1,225	Total Paper & Forest Products				1,243,536
	Personal Products – 0.3%
250	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	268,125
	Real Estate Investment Trust – 0.7%
300	CommomWealth REIT	5.875%	9/15/20	BBB-	333,289
225	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B	227,813
525	Total Real Estate Investment Trust				561,102
	Real Estate Management & Development – 0.4%
350	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	336,875
	Road & Rail – 0.4%
300	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	300,000
	Software – 1.3%
1,000	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,041,492
	Specialty Retail – 0.5%
150	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	159,000
200	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	210,500
350	Total Specialty Retail				369,500
	Wireless Telecommunication Services – 1.6%
175	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	184,625
250	Frontier Communications Corporation	8.500%	4/15/20	BB	280,625
200	Frontier Communications Corporation	7.625%	4/15/24	BB	208,250
200	Sprint Corporation	7.250%	9/15/21	B+	201,000
200	T-Mobile USA Inc.	6.731%	4/28/22	BB	210,500
200	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	Ba3	200,500
1,225	Total Wireless Telecommunication Services				1,285,500
$ 25,675	Total Corporate Bonds (cost $25,968,267)				25,921,879

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4% (0.3% of Total Investments)
	Banks – 0.1%
$ 100	Lloyd’s Banking Group PLC	7.500%	N/A (3)	BB	$ 106,250
	Insurance – 0.3%
225	White Mountains Insurance Group, 144A	7.506%	N/A (3)	BB+	237,094
	Total $1,000 Par (or similar) Institutional Preferred (cost $341,520)				343,344

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 101.7% (73.1% of Total Investments)
$ 500	321 Henderson Receivables LLC, Series 2012-1A	7.140%	2/15/67	Baa2	$ 629,234
449	321 Henderson Receivables LLC., Series 2010-1A	9.310%	7/15/61	Aa2	558,043
500	321 Henderson Receivables Trust Series 2012-2A	6.770%	10/17/61	Baa2	620,161
413	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1	6.500%	8/15/30	AA	452,927
405	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	472,201
500	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.997%	7/10/45	AAA	503,263
263	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	65,229
632	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14	6.000%	5/26/37	BBB	669,878
215	Bayview Financial Acquisition Trust 2003-AA	6.072%	2/25/33	A+	215,479
271	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	267,513
230	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	230,312
158	Bayview Financial Acquisition Trust, Series 2006-D	5.660%	12/28/36	Aaa	157,957
750	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	738,558
397	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	412,525
500	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-PW13 AM	5.582%	9/11/41	AAA	525,620
162	CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	161,749
500	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	A2	506,465
283	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BBB-	291,939
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B+	496,304
340	CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	312,675
231	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2004-J2	6.500%	3/25/34	A+	242,924
316	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	287,595
970	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	864,593
465	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	462,520
1,065	Credit Suisse Commercial Mortgage Trust 2009-3R	6.000%	1/27/37	BBB	1,112,170
478	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	412,788
734	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.182%	4/25/33	A	701,403
857	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	CC	306,166
502	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass- Through Certificates, Series 2004-6	5.821%	4/25/35	B1	512,741
1,265	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	1,324,069
27	Fannie Mae Mortgage Pool, (4)	7.000%	7/1/17	Aaa	27,718
49	Fannie Mae Mortgage Pool, (4)	5.000%	11/1/18	Aaa	52,084
88	Fannie Mae Mortgage Pool, (4)	5.000%	2/1/21	Aaa	95,427
1,780	Fannie Mae Mortgage Pool, (4)	3.500%	12/1/26	Aaa	1,890,539
1,720	Fannie Mae Mortgage Pool, (4)	3.500%	1/1/27	Aaa	1,826,860
—(5)	Fannie Mae Mortgage Pool	2.940%	7/1/27	Aaa	328
72	Fannie Mae Mortgage Pool, (4)	6.000%	5/1/29	Aaa	82,930
36	Fannie Mae Mortgage Pool, (4)	7.000%	9/1/31	Aaa	42,387
49	Fannie Mae Mortgage Pool, (4)	5.500%	6/1/33	Aaa	55,040
99	Fannie Mae Mortgage Pool, (4)	6.000%	1/1/34	Aaa	113,324
231	Fannie Mae Mortgage Pool, (4)	5.500%	2/1/34	Aaa	262,797
147	Fannie Mae Mortgage Pool, (4)	6.000%	3/1/34	Aaa	166,424
148	Fannie Mae Mortgage Pool, (4)	6.000%	1/1/35	Aaa	170,288
116	Fannie Mae Mortgage Pool, (4)	5.000%	7/1/35	Aaa	128,521
58	Fannie Mae Mortgage Pool, (4)	5.500%	3/1/36	Aaa	64,848
236	Fannie Mae Mortgage Pool, (4)	6.000%	6/1/36	Aaa	271,303
184	Fannie Mae Mortgage Pool, (4)	5.500%	4/1/37	Aaa	206,849
218	Fannie Mae Mortgage Pool, (4)	5.000%	6/1/37	Aaa	242,376
182	Fannie Mae Mortgage Pool, (4)	5.500%	6/1/38	Aaa	204,420
2,718	Fannie Mae Mortgage Pool, (4)	3.500%	2/1/44	Aaa	2,857,866
158	Fannie Mae REMIC Pass-Through Certificates	6.491%	2/25/42	Aaa	186,441
732	Fannie Mae REMIC Pass-Through Certificates	4.399%	12/25/42	AAA	418,759
794	Fannie Mae REMIC Pass-Through Certificates	5.597%	7/25/44	Aaa	314,824
4,605	Fannie Mae TBA Mortgage Poll, (MDR), (WI/DD)	4.000%	TBA	Aaa	4,923,753
2,975	Fannie Mae TBA Mortgage Poll, (MDR), (WI/DD)	4.500%	TBA	Aaa	3,245,540
2,500	Fannie Mae TBA Mortgage Poll, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,555,859
4,462	Federa Home Loan Mortgage Corporation, Mortgage Pool, (4)	3.000%	4/1/43	Aaa	4,562,525
214	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA5	5.500%	8/25/35	C	12,697
3,480	Freddie Mac Gold Mortgage Pool, (4)	3.000%	1/1/29	Aaa	3,647,726
47	Freddie Mac Mortgage Pool, Various, (4)	6.500%	11/1/28	Aaa	55,156
2,369	Freddie Mac Mortgage Pool, (4)	3.500%	1/1/44	Aaa	2,484,777
2,351	Freddie Mac Mortgage Pool, (4)	3.500%	2/1/44	Aaa	2,466,184
282	Freddie Mac Mortgage Trust 2012-K708	3.761%	2/25/45	Aaa	293,952
579	Freddie Mac Mortgage Trust 2013-KF02	2.833%	12/25/45	AAA	598,937
255	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706	4.027%	11/25/44	AA+	269,682
500	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.562%	8/25/45	Aaa	521,691
750	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series 2012-K709	3.741%	4/25/45	Aaa	766,465
235	Freddie Mac Mortgage Trust, Series 2010-K7	5.435%	4/25/20	AAA	266,064
500	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	535,477
—(5)	Freddie Mac Non Gold Participation Certificates	2.213%	9/1/18	Aaa	6
500	GMAT Trust Mortgage Pool 2013-1A	5.000%	11/25/43	N/R	476,695
1,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL	2.425%	7/15/31	A-	994,818
143	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2001-2	7.500%	6/19/32	B	149,576
1,334	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2006-RP2 B1	6.048%	4/25/36	CC	207,924
1,007	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2006-RP2 B2	6.048%	4/25/36	C	50,459
1,223	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1 B2, (6)	6.671%	3/25/43	Ca	12
118	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.541%	10/25/33	BBB+	117,103
508	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	559,868
508	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	B1	562,831
94	Government National Mortgage Association Pool, (4)	1.625%	12/20/22	Aaa	97,507
376	Government National Mortgage Association Pool, (4)	5.500%	8/15/33	Aaa	432,687
227	Government National Mortgage Association Pool, (4)	6.000%	7/15/34	Aaa	266,588
210	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	226,322
900	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1	4.458%	1/15/48	BBB	882,308
750	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	750,075
370	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	359,011
867	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13 A3	4.631%	7/25/36	Caa1	760,797
504	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass Through Certificates, Series 2003-A15	4.250%	2/25/34	A	504,937
60	Jeffries & Company Securitization Trust 2009-R4	5.750%	1/26/36	AA	60,362
502	JP Morgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	436,273
750	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C	5.277%	7/15/46	A	837,349
270	Lavender Trust, Mortgage Pass Through Certificates, Series 2010-R10A	6.250%	9/26/36	N/R	275,609
450	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C7	5.866%	9/15/45	AAA	494,418
210	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1 AM	6.154%	4/15/41	Ba1	231,933
197	Lehman ABS Manufactured Houing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	206,854
81	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.547%	7/25/47	BB+	83,300
555	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	581,342
704	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	745,189
501	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	397,347
907	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AAA	948,993
1,258	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,353,183
288	Mid-State Trust 2010-1	7.000%	12/15/45	A	310,119
1,179	Mid-State Trust 2010-1	5.250%	12/15/45	AA	1,220,396
374	Mid-State Trust XI	5.598%	7/15/38	A+	392,487
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C	5.251%	9/15/47	A+	278,410
244	Morgan Stanley Mortgage Loan Trust, Pass Through Certificates, 2006-2	5.750%	2/25/36	Caa2	230,466
500	Morgan Stanley Re REMIC Trust Series 2009-GG10	5.796%	8/12/45	A	536,411
542	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.093%	11/25/33	A+	520,049
366	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB-	378,100
635	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	678,414
187	Mortgage Asset Securitization Transaction Inc., Mortgage Pass Through Certificates, Series 2003-5	5.000%	6/25/18	AA	193,347
525	Nationstar Agency Fund Trust, Series 2013-T2A	7.385%	2/18/48	B	527,641
350	Nationstar Agency Fund Trust, Series 2013-T2A	4.212%	2/18/48	BBB	352,194
1,400	Nationstar Mortgage Advance Receivables Trust 2013-T3	3.819%	6/22/48	BBB	1,387,739
656	Nomura Asset Acceptance Corporation, Series 2004-R2	6.740%	10/25/34	Ca	429,095
188	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2004-B MI	5.730%	11/15/35	AA	195,725
400	Origen Manufactured Housing Contract Trust Collaterlized Notes Series 2005B	5.990%	1/15/37	A+	419,312
457	Origen Manufactured Housing Contract Trust Notes, Series 2004A	6.640%	1/15/35	A	496,375
529	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	485,746
540	Residential Asset Mortgage Products Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2003-SL1 M2	7.366%	4/25/31	CC	5
850	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass Through Certificates, Series 2004-KS1	5.221%	2/25/34	BB+	881,967
223	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	235,027
373	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	314,176
366	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2	6.000%	9/25/33	BB	363,344
500	Springleaf Mortgage Loan Trust 2013-2A	3.520%	12/25/65	AA	509,676
750	Springleaf Mortgage Loan Trust, Series 2012-3	5.300%	12/25/59	BBB	772,528
770	Springleaf Mortgage Loan Trust, Series 2013-1A	4.440%	6/25/58	BBB	777,690
500	V Mortgage LLC, Pass Through Certificate , Series 2014-NPL1	4.750%	4/25/54	N/R	481,425
500	Vericrest Opportunity Loan Transferee, Series 2014-NPL7	4.750%	8/27/57	N/R	495,611
500	Vericrest Opportunity Loan Transferee, Series 2015-NLP4	4.250%	2/25/55	N/R	491,439
255	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.246%	12/15/43	AAA	259,644
550	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	555,179
64	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.393%	8/25/38	AA	67,337
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	5.335%	3/15/44	A2	832,516
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	5.392%	2/15/44	A2	277,893
$ 84,692	Total Asset-Backed and Mortgage-Backed Securities (cost $82,193,126)				81,802,998

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES – 0.6% (0.5% of Total Investments)
32,000	Blackrock Credit Allocation Income Trust IV				$ 430,720
7,000	Pioneer Floating Rate Trust				81,410
	Total Investment Companies (cost $486,936)				512,130

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.2% (0.1% of Total Investments)
	Uruguay – 0.2%
$ 123	Republic of Uruguay	8.000%	11/18/22	Baa2	$ 161,270
$ 123	Total Sovereign Debt (cost $125,982)				161,270
	Total Long-term Investments (cost $110,380,687)				110,133,611

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.3% (1.6% of Total Investments)
$ 1,830	Repurchase Agreement with State Street Bank, dated 3/31/15, repurchase price $1,829,620, collateralized by $1,805,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $1,868,175	0.000%	4/01/15		$ 1,829,620
	Total Short-Term Investments (cost $1,829,620)				1,829,620
	Total Investments (cost $112,210,307) – 139.2%				111,963,231
	Reverse Repurchase Agreements – (26.9)%				(21,604,000)
	Other Assets Less Liabilities – (12.3)%, (8)				(9,946,555)
	Net Assets-100%				$ 80,412,676

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

					Variation
				Notional	Margin	Unrealized
	Contract	Number of	Contract	Amount at	Receivable/	Appreciation
Description	Position	Contracts	Expriation	Value	(Payable)	(Depreciation)
U.S. Treasury 2-Year Note	Short	(3)	6/15	$ (657,469)	$ (422)	$ (1,654)
U.S. Treasury 5-Year Note	Short	(106)	6/15	(12,742,359)	(21,531)	(108,714)
U.S. Treasury 10-Year Note	Short	(79)	6/15	(10,183,594)	(24,688)	(111,610)
U.S. Ultra Bond	Short	(9)	6/15	(1,528,875)	(2,531)	(36,584)
				$ (25,112,297)	$ (49,172)	$ (258,562)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$ 628,310	$ —	$ —	$ 628,310
$25 Par (or similar) Retail Preferred	763,680	—	—	763,680
Corporate Bonds	—	25,921,879	—	25,921,879
$1,000 Par (or similar) Institutional Preferred	—	343,344	—	343,344
Asset-Backed and Mortgage-Backed Securities	—	81,802,998	—	81,802,998
Investment Companies	512,130	—	—	512,130
Sovereign Debt	—	161,270	—	161,270
Short-Term Investments:				—
Repurchase Agreements	—	1,829,620	—	1,829,620
Investments in Derivatives:				—
Futures Contracts*	(258,562)	—	—	(258,562)
Total	$ 1,645,558	$ 110,059,111	$ —	$ 111,704,669
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amotization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investment in derivatives) was $112,232,092.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investment in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 4,410,807
Depreciation				(4,679,668)

Net unrealized appreciation (depreciation) of investments				$ (268,861)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.
(5)	Principal Amount (000) rounds to less than $1,000.
(6)

As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)

A copy of the most recent financial statements for these investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
N/A	Not applicable
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust
MDR	Denotes investment is subject to dollar roll transactions.

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015